Cash used in operating activities (Tables)	6 Months Ended
Jun. 30, 2023
Cash used in operating activities
Summary of cash (used in) operating activities

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
(Loss)/profit for the period	(10)	100	(11)	157
Income tax (credit)/charge	(2)	12	(11)	19
Net finance expense/(income)	23	(40)	46	(63)
Depreciation and amortization	100	89	198	175
Exceptional operating items	40	20	59	38
Movement in working capital	171	(70)	(175)	(395)
Exceptional costs paid, including restructuring	(20)	(20)	(32)	(34)
Cash used in operations	302	91	74	(103)